Grants and other liabilities, Maturity of other liabilities and provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	$ 380,954	$ 340,920
2023 and 2024 [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	0	0
2024 and 2025 [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	26,503	26,393
2025 and 2026 [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	21,714	20,096
2026 and 2027 [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	22,975	20,561
2027 and 2028 [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	22,367	20,867
Subsequent [Member]
Maturity of other liabilities and provisions [Abstract]
Other liabilities and provisions	$ 287,395	$ 253,003